February 23, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Institutional Index Funds (the Trust)
File No. 33-34494

Commissioners:

Enclosed is the 70th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purpose of this
Amendment is to reflect the shareholders’ approval of the Fifth Amended and Restated Funds’ Service
Agreement for Vanguard Institutional Index Fund and Vanguard Institutional Total Stock Market Index
Fund, each a series of the Trust.
Pursuant to Rule 485(a)(1) under the Securities Act of 1933, this Amendment shall become effective on
April 26, 2018. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which this 485(a) becomes effective.

Please contact me at (610) 503-0211 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Paul W. Scott
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission